Risk management policies - Summary of currency risk (Detail) - Currency risk [member] - GBP (£) £ in Millions		Dec. 31, 2019	Dec. 31, 2018
Euro [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	[1]	£ 153.0	£ 211.4
US dollar [member]
Disclosure of risk management strategy related to hedge accounting [line items]
Accumulated fair value hedge adjustment on hedged item included in carrying amount, assets	[1]	£ 240.5	£ 278.1

[1]	Figures have been restated, as described in the accounting policies.